Fair Value Measurements - Schedule of Changes in Level 3 Financial Liability (Details) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 5,004
Contingent consideration recorded upon acquisition (Note 3)	3,300	$ 6,204
Change in fair value of contingent consideration (Note 3)	1,011	(1,200)
Payment related to Retrofit contingent consideration	(1,316)
Ending balance	$ 7,999	$ 5,004